Inventories - Schedule of Inventory Reserve (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Inventory Reserve [Abstract]
Balance at beginning of year	$ 8,620
Additional/(reversal) charge	(5,843)	$ 5,579
Foreign currency translation difference	197	276
Balance at the end of year	$ 2,974	$ 8,620